Investment Objectives and Goals	Mar. 01, 2026
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND
Prospectus [Line Items]
Risk/Return [Heading]	Catholic Responsible Investments Magnus 45/55 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Catholic Responsible Investments Magnus 45/55 Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND
Prospectus [Line Items]
Risk/Return [Heading]	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND
Prospectus [Line Items]
Risk/Return [Heading]	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND
Prospectus [Line Items]
Risk/Return [Heading]	Catholic Responsible Investments Magnus 75/25 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Catholic Responsible Investments Magnus 75/25 Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Catholic Responsible Investments Ultra Short Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Catholic Responsible Investments Ultra Short Bond Fund (“Fund”) seeks to provide current income consistent with the preservation of capital.
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Catholic Responsible Investments Short Duration Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Catholic Responsible Investments Short Duration Bond Fund (the “Fund”) seeks maximum current income consistent with the preservation of capital.
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Catholic Responsible Investments Opportunistic Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Catholic Responsible Investments Opportunistic Bond Fund (the “Fund”) seeks current income and to provide relatively low correlation to equity assets.
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Catholic Responsible Investments Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Catholic Responsible Investments Bond Fund (the “Fund”) seeks current income and long-term capital appreciation.
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND
Prospectus [Line Items]
Risk/Return [Heading]	Catholic Responsible Investments Equity Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Catholic Responsible Investments Equity Index Fund (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the S&P 500® Index.
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Catholic Responsible Investments Multi-Style US Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Catholic Responsible Investments Multi-Style US Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Catholic Responsible Investments International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Catholic Responsible Investments International Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	Catholic Responsible Investments Small-Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Catholic Responsible Investments Small-Cap Fund (the “Fund”) seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	Catholic Responsible Investments International Small-Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Catholic Responsible Investments International Small-Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation.